Expenses from Continuing Operations - Schedule of Finance Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance expenses
Issue of PIPE warrants to broker		$ (25,703)
Establishment fees associated with loan facility (note 29)	(15,249)	(313,931)
GEM payable (note 16)	(8,714,110)	(480,000)	(1,145,000)
GEM payable – Interest (note 16)	(176,438)	590,168	(999,620)
Interest expense – leased assets	(2,038)	(2,851)	(7,891)
Interest expenses – loan with related party (note 19)	(9,786)	(8,031)
Bank fees	(132,724)	(55,910)	(60,827)
Other expenses	(175,450)	(169,841)	(50,528)
Total finance expenses	(14,986,995)	(466,099)	(29,828,866)
Empery [Member]
Finance expenses
Issue of 1,000,000 warrants to Empery			(365,000)
GEM [Member]
Finance expenses
Issue of 1,814,797 warrants to GEM			(27,200,000)
PIPE Brokers [Member]
Finance expenses
Issue 600,000 warrants to PIPE brokers (note 24)	(3,661,200)
PIPE Investors [Member]
Finance expenses
Issue of 10,000,000 warrants liability to PIPE investors (note 21)	$ (2,100,000)